Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest costs [abstract]
Interest on borrowings		¥ 1,914	¥ 1,840	¥ 1,891	[1]
Interest relating to lease liabilities (Note 21)		5,180	5,302	0	[1]
Interest relating to obligations under finance leases		0	0	2,409	[1]
Total interest expense on financial liabilities not at fair value through profit or loss		7,094	7,142	4,300	[1]
Less: interest expense capitalized (Note(ii))	[1],[2]	(363)	(1,279)	(1,085)
Interest expense net of capitalized		6,731	5,863	3,215	[1]
Interest rate swaps: cash flow hedge, reclassified from equity (Note 17&21)		(15)	(18)	(13)	[1]
Interest expense		¥ 6,716	¥ 5,845	¥ 3,202	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The weighted average interest rate used for interest capitalization was 2.51% per annum in 2020 (2019: 3.51%; 2018: 3.54%).